Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit	$ 559,663	$ 821,192	$ 1,134,436
Adjustments to reconcile net profit to net cash used in operating activities:
Depreciation	33,039	5,818	1,748
Impairment loss			8,973
Change in operating assets and liabilities:
Accounts receivable	(151,231)	(622,142)	(1,148,391)
Contract assets	480,457	(271,691)	(155,706)
Other current assets	(440,021)	(1,295)	(18,078)
Deposits	(2,112,136)	5,312	19,835
Accounts payable	8,923	(45,209)	(68,189)
Accruals and other current liabilities	(70,414)	(601,694)	545,969
Contract liabilities	(286,109)	444,197	(403,424)
Income taxes payable	262,657	(339,436)	27,840
Operating lease assets and liabilities	(132)	2,077	(3,690)
Net cash used in operating activities	(1,715,304)	(602,871)	(58,677)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(246,111)	(3,238)	(4,075)
Proceeds from sale of digital assets		1,669,500	366,956
Amount due from shareholder		262,768	88,650
Due from related party	(29,733)
Net cash provided by (used in) investing activities	(275,844)	1,929,030	451,531
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	13,683,920
Net (repayment) / proceeds from shareholders		(1,062,640)	347,333
Net cash (used in) provided by financing activities	13,683,920	(1,062,640)	347,333
Foreign currency translation	(79,803)	136,900	4,551
Net change in cash and cash equivalents	11,612,969	400,419	744,738
Cash, cash equivalents and restricted cash - beginning of year	1,593,037	1,192,618	447,880
Cash, cash equivalents and restricted cash - end of year	13,206,006	1,593,037	1,192,618
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes	70,275	483,662	214,802
Non-cash operating and investing activities:
Accounts receivable collected on our behalf by shareholder			740,161
Amount due from shareholder settled by digital asset		484,768	1,540,000
Right-of-use assets obtained in exchange for operating lease liabilities	$ 761,602